Income and Expenses (Details) - Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses - Expenses by Nature [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses [Line Items]
Advertisement and promotions	$ 191,582	$ 325,678	$ 189,142
Depreciation	288,557	340,558	398,804
Legal and professional fee	584,145	40,727	16,254
Office expenses	216,332	141,870	167,175
Rental of equipment and others	292,897	224,730	195,910
Staff expenses and wages	27,172,767	17,938,407	15,511,366
Transportation	90,737	42,653	22,481
Insurance expenses	237,097	116,607
Other operating expenses	3,084,341	1,513,746	1,427,594
Total cost of revenue, selling and marketing expenses, general and administrative expenses.	$ 32,158,455	$ 20,684,976	$ 17,928,726